Share Capital (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2020	Dec. 31, 2020
Equity [Abstract]
Company offered common stocks shares	$ 747,000	$ 3,735,000
Subscription price	$ 5.00